UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR

                     AMENDMENT TO FILING DATED JULY 6, 2004
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-7662
                           U.S. GLOBAL ACCOLADE FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 210-308-1234

                       Date of fiscal year end: OCTOBER 31

                       Date of reporting period: APRIL 30

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. GLOBAL ACCOLADE FUNDS



SEMI-ANNUAL REPORT

(UNAUDITED)

APRIL 30, 2004




 TABLE OF CONTENTS

Letter to Shareholders                                                 1

Fund Managers' Perspectives                                            7

Portfolios of Investments                                             21

Notes to Portfolios of Investments                                    29

Statements of Assets and Liabilities                                  30

Statements of Operations                                              31

Statements of Changes in Net Assets                                   32

Notes to Financial Statements                                         34

Financial Highlights                                                  41

[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 1*210*308*1217
www.usfunds.com

 U.S. GLOBAL ACCOLADE FUNDS


DEAR SHAREHOLDER:
Dear Shareholder:

It is my duty and pleasure to inform
you that Art Bonnel, portfolio manager             [PHOTOGRAPH OF FRANK HOLMES]
of the Bonnel Growth Fund, is taking a
well-deserved sabbatical to spend quality time with his family. Art and his wife will be traveling the world, witnessing first-hand the global economic trends affecting the market.

Since launching the Bonnel Growth Fund in 1994, Art has ridden out periods of extreme volatility. Since inception the Bonnel Growth Fund has returned nearly 12 percent annually*--despite the War on Terrorism, 9/11, the tech bubble and three years of economic downturns.

The fund was renamed the Holmes Growth Fund, effective June 1, 2004, and will be team-managed by U.S. Global Investors, the adviser to the fund, with myself as team leader. We will build on Art's unique stockpicking strategies, combining various strategies to strive for what is known as "positive alpha." Alpha measures return on an investment that is in excess of market risk. In other words, performance regardless of what the market happens to be doing. For more on alpha, see the chart immediately following this letter, as well as our detailed presentation on the subject at www.usfunds.com/holmes. We have also included our "Wisdom of Diversification" chart, which shows the rotation of asset classes over the last 20 years. I encourage you to study these materials closely.

While Art is away, he will serve as a consultant to U.S. Global Investors, Inc., providing strategic insights culled from his 30-plus years of experience. We will do our very best to make this transition seamless. Our investment team is committed to quality, objective decisionmaking, and you should notice little difference in the management of the fund. Should you have any questions about the Holmes Growth Fund, please do not hesitate to call us at 1-800-US-FUNDS. Press option 5 to speak to an investor representative.

Back in February, Dr. Stephen Leeb, portfolio manager of the MegaTrends Fund, hosted a conference call entitled "What's Driving the Energy Market?" During the call, Dr. Leeb stated that energy stocks were undervalued and that energy prices would rise,

 U.S. GLOBAL ACCOLADE FUNDS


despite Wall Street's opinion to the contrary. Three months later, oil hit $40 per barrel and, as of this writing, remains close to or above that level.

Dr. Leeb goes into greater detail on energy markets in the new book, The Oil Factor, which he coauthored with his wife, Donna. The book offers in-depth research into historical trends driving the energy market. It's a fascinating, insightful read, and has received much well-deserved media attention. The depth of experience and research that went into this book also benefits the decisionmaking behind the MegaTrends Fund, which has substantial holdings in the oil and gas sector. I congratulate the Leebs on all their accomplishments. (If you would like to purchase a copy of The Oil Factor, please visit www.usfunds.com/bookstore.)

The Eastern European Fund has continued to perform well and has been the subject of many favorable articles in the U.S. and European media. Charlemagne Capital, the sub-adviser to the fund, has been investing in Emerging Europe and Russia since 1993. Their superior access to local information enables them to make sound investment decisions, and Morningstar continues to give the fund a 5-star Overall Ranking (among 117 Europe Stock funds as of 4/30/04, based on risk-adjusted return and derived from a weighted average of its 3- and 5-year performance figures).

The May 1, 2004, accession of 10 new countries into the European Union (EU) will have great impact on the fund's key markets in Hungary, Poland and the Czech Republic. After two years of EU membership, countries become eligible to join the so-called "euro zone" and adopt the euro as their currency. But they must first meet a stringent set of economic guidelines known as the Maastricht criteria. These criteria include a government budget deficit of less than 3 percent of Gross Domestic Product (GDP), a public debt level of less than 60 percent of GDP, an inflation rate that is within 1.5 percent of the three best-performing members, and long-term interest rates that are within 2 percent of the three best anti-inflation performers. This will be a long process, but the expansion of the EU should drive growth throughout the region.

The great thing about the U.S. Global Accolade Funds is the diversity they offer. The Bonnel Growth Fund (now the Holmes Growth Fund) and MegaTrends Fund both seek long-term growth

 U.S. GLOBAL ACCOLADE FUNDS


primarily in the U.S., but they employ different strategies. The Bonnel Growth Fund (now the Holmes Growth Fund) focuses on stocks with strong positive earnings momentum, while Dr. Leeb analyzes economic trends and picks stocks that he believes can grow during good and bad times. The Eastern European Fund, meanwhile, offers a potential hedge against a lagging U.S. economy by investing in countries in the Eastern Europe region. By owning shares of these three funds, you are well on your way to owning a diversified portfolio.

Sincerely,

/s/ Frank Holmes
----------------
Frank Holmes
Chairman, Chief Investment Officer
 and CEO
U.S. Global Investors, Inc.


*As of 4/30/04, the Bonnel Growth Fund's annualized performance for the 1-, 5- and since-inception periods is 25.76%, 0.50% and 11.55%. Inception date is 10/17/94.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

You can obtain performance data current to the most recent month end by calling 1-800-US-FUNDS. Press option 5 to speak with an investor representative. This information will be available no later than seven business days following the most recent month end.

Before investing, you should consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, please obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Distributed by U.S. Global Brokerage, Inc.

Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks.

 U.S. GLOBAL ACCOLADE FUNDS


For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Eastern European Fund was rated against the following numbers of U.S.-domiciled Europe stock funds over the following time periods: 117 funds in the last three years and 76 funds in the last five years. With respect to these Europe stock funds, the Eastern European Fund received a Morningstar Rating of 5 stars, 5 stars and 5 stars for the overall, three- and five-year periods, respectively. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

 U.S. GLOBAL ACCOLADE FUNDS

WHAT IS  ALPHA?
Alpha measures return on an investment that is in excess of market risk. In other words, performance regardless of what the market happens to be doing, Alpha can be created through security selection, market selection and price risk management (the process of actively managing relative volatility, or "beta"). Positive alpha is attributable to the skill of the active manager. If a mutual fund beats its benchmark index, but the fund manager took on greater relative risk to do it, the alpha may actually be negative. The chart below shows which investment models performed the best each year for the past 10 years. Developed by Credit Suisse First Boston, these portfolios were weighted toward companies in the top 10 percent of their peers, and against those in the bottom 10 percent, based on factors such as Earnings Momentum, Relative Value, etc. It is important to realize that all of these portfolios experienced volatility. But the fund manager who can combine the right strategies - while keeping volatility to a minimum - will likely achieve positive alpha (superior relative performance over its peer group index).


[Graphics:  CSFB Alpha Factor Rankings Chart]

                                                   CSFB Alpha Factor Rankings
                                                      S&P 500 (1993-2003)
BEST
PERFORMERS
^ ---------------------------------------------------------------------------------------------------------------------------------
|  1993               1994               1995               1996               1997               1998               1999
| ---------------------------------------------------------------------------------------------------------------------------------
|
| Earnings            Traditional        Earnings           Earnings           Earnings           Price              Earnings
| Momentum            Value              Momentum           Momentum           Momentum           Reversal           Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
| Price               Earnings           Price              Relative           Relative           Earnings           Price
| Momentum            Momentum           Reversal           Value              Value              Momentum           Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
| Traditional         Price              Relative           Historical         Traditional        Relative           Historical
| Value               Reversal           Value              Value              Value              Value              Value
| ---------------------------------------------------------------------------------------------------------------------------------
| Relative            Relative           Traditional        Profit             Price              Expected           Price
| Value               Value              Value              Trends             Reversal           Growth             Reversal
| ---------------------------------------------------------------------------------------------------------------------------------
| Price               Accelerating       Historical         Accelerating       Small              Historical         Price
| Reversal            Sales              Growth             Sales              Size               Growth             Reversal
| ---------------------------------------------------------------------------------------------------------------------------------
| Small               Profit             Price              Expected           Profit             Profit             Accelera
| Size                Trends
| ---------------------------------------------------------------------------------------------------------------------------------
| Accelerating        Historical         Accelerating       Price              Historical         Accelerating       Small
| Sales               Growth             Sales              Momentum           Growth             Sales              Size
| ---------------------------------------------------------------------------------------------------------------------------------
| Historical          Small              Expected           Price              Price              Traditional        Relative
| Growth              Size               Growth             Reversal           Momentum           Value              Value
| ---------------------------------------------------------------------------------------------------------------------------------
| Expected            Expected           Small              Traditional        Accelerating       Expected           Profit
| Growth              Growth             Size               Value              Sales              Growth             Trends
| ---------------------------------------------------------------------------------------------------------------------------------
| Profit              Price              Profit             Small              Expected           Small              Traditional
| Trends              Momentum           Trends             Size               Growth             Size               Value
| ---------------------------------------------------------------------------------------------------------------------------------
|
|
|
| ---------------------------------------------------------------------------------------------------------------------------------
|  2000               2001               2002               2003
| ---------------------------------------------------------------------------------------------------------------------------------
|  Earnings           Tradit'l           Profit             Small
|  Momentum           Value              Trends             Size
| ---------------------------------------------------------------------------------------------------------------------------------
|  Relative           Relative           Relative           Expected
|  Value              Value              Value              Growth
| ---------------------------------------------------------------------------------------------------------------------------------
|  Small              Small              Small              Relative
|  Size               Size               Size               Value
| ---------------------------------------------------------------------------------------------------------------------------------
|  Price              Price              Price              Tradit'l
|  Reversal           Reversal           Reversal           Value
| ---------------------------------------------------------------------------------------------------------------------------------
|  Historical         Profit             Tradit'l           Accelerating
|  Growth             Trends             Value              Sales
| ---------------------------------------------------------------------------------------------------------------------------------
|  Accelerating       Accelerating       Earnings            Price
|  Sales              Sales              Momentum            Reversal
| ---------------------------------------------------------------------------------------------------------------------------------
|  Traditional        Earnings           Price              Price
|  Value              Momentum           Momentum           Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
|  Profit             Price              Accelerating       Earnings
|  Trends             Momentum           Sales              Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
|  Price              Historical         Expected           Historical
|  Momentum           Growth             Growth             Growth
| ---------------------------------------------------------------------------------------------------------------------------------
|  Expected           Expected           Historical         Profit
|  Growth             Growth             Growth             Trends
| ---------------------------------------------------------------------------------------------------------------------------------
WORST
PERFORMERS

Source: Credit Suisse First Boston LLC.
The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

 U.S. GLOBAL ACCOLADE FUNDS


THE WISDOM OF DIVERSIFICATION
Take a moment to study this chart. As you can see, not one investment category has performed consistently over the 20-year period. For example, in 1984, the gold sector was the worst performer. By 1987, it was the best. Fast-forward to 1999, when, at the peak of the dot-com boom, small-cap growth stocks were the best performers. The next year they hit rock bottom. This is why you need a well-balanced, diversified portfolio. By allocating your assets among a variety of categories, you protect your self from unpredictable shifts in the market. In other words, you avoid putting all your eggs in one basket.

[Graphics:  The Wisdom of Diversification Table]

                 Ranking of Investment Categories from Best to Worst Over the Last 20 Years
  BEST
PERFORMERS
    ^         ----------------------------------------------------------------------------------------------------------------------
    |           1984    1985     1986     1987      1988        1989        1990        1991        1992        1993        1994
    |         ----------------------------------------------------------------------------------------------------------------------
    |
    |           Bond    Int'l    Gold     Gold      Small       Gold        Bond        Small       Small       Gold        Int'l
    |                                               Value                               Growth      Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Large   Gold     Gold     Int'l     Int'l       Large       Large       Mid         Large       Int'l       Large
    |           Value                                           Growth      Growth      Cap         Value                   Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Int'l   Mid      Bond     Large     Large       Mid         Mid         Small       Mid         Small       Small
    |                   Cap               Growth    Value       Cap         Cap         Value       Cap         Value       Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Small   Large    Large    Large     Mid         Large       Large       Large       Bond        Large       Large
    |           Value   Growth   Value    Value     Cap         Value       Value       Growth                  Value       Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Mid     Bond     Mid      Mid       Small       Small       Small       Large       Small       Bond        Small
    |           Cap              Cap      Cap       Growth      Growth      Growth      Value       Growth                  Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Large   Large    Large    Bond      Large       Bond        Gold        Bond        Large       Mid         Mid
    |           Growth  Value    Growth             Growth                                          Growth      Cap         Cap
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Small   Small    Small    Small     Bond        Small       Small       Int'l       Gold        Small       Bond
    |           Growth  Value    Value    Value                 Value       Value                               Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Gold    Small    Small    Small     Gold        Int'l       Int'l       Gold        Int'l       Large       Gold
  WORST                 Growth   Growth   Growth                                                                Growth
PERFORMERS    ----------------------------------------------------------------------------------------------------------------------


  BEST
PERFORMERS
    ^        --------------------------------------------------------------------------------------------
    |           1995    1996     1997     1998     1999        2000        2001        2002        2003
    |        --------------------------------------------------------------------------------------------
    |           Large   Large    Large    Large    Small       Small       Small       Gold        Small
    |           Value   Growth   Value    Growth   Growth      Value       Value                   Growth
    |        --------------------------------------------------------------------------------------------
    |           Large   Large    Mid      Int'l    Large       Bond        Gold        Bond        Small
    |           Growth  Value    Cap               Growth                                          Value
    |        --------------------------------------------------------------------------------------------
    |           Small   Small    Small    Mid      Int'l       Mid         Bond        Small       Gold
    |           Growth  Value    Value    Cap                  Cap                     Value
    |        --------------------------------------------------------------------------------------------
    |           Mid     Mid      Large    Large    Mid         Large       Mid         Mid         Int'l
    |           Cap     Cap      Growth   Value    Cap         Value       Cap         Cap
    |        --------------------------------------------------------------------------------------------
    |           Bond    Small    Bond     Bond     Large       Gold        Large       Large       Mid
    |                   Growth                     Value                   Value       Value       Cap
    |        --------------------------------------------------------------------------------------------
    |          Small    Gold     Small    Small    Small       Int'l       Small       Int'l       Large
    |          Value             Growth   Growth   Value                   Growth                  Value
    |        ---------------------------------------------------------------------------------------------
    |           Gold    Int'l    Int'l    Small    Bond        Large       Large       Large       Large
    |                                     Value                Growth      Growth      Growth      Growth
    |        ---------------------------------------------------------------------------------------------
    |           Int'l   Bond     Gold     Gold     Gold        Small       Int'l       Small       Bond
    |                                                          Growth                  Growth
  WORST      ---------------------------------------------------------------------------------------------
PERFORMERS


Source: Steele Systems, Inc. Toronto Stock Exchange and Bloomberg.

 BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)


FUND MANAGER'S PERSPECTIVE
A Message from Art Bonnel

INTRODUCTION

The Bonnel Growth Fund (now the Holmes Growth Fund) focuses on issues that have good growth potential and strong positive earnings momentum. Our primary objective is long-term capital appreciation.

PERFORMANCE

 BONNEL GROWTH FUND

[GRAPHIC: Performance chart plotted from data points shown below.]

                  BONNEL      S&P 500 TOTAL      RUSSELL       S&P MID-CAP
   DATE        GROWTH FUND     RETURN INDEX     2000 INDEX      400 INDEX
 --------       ---------       ---------       ---------       ---------
 10/17/94      $ 10,000.00      $ 10,000.00       $ 10,000.00        $ 10,000.00
 10/31/94        10,010.00        10,078.53         10,001.31          10,114.15
 11/30/94        10,030.00         9,711.94          9,597.39           9,658.30
 12/31/94        10,090.00         9,855.81          9,855.24           9,746.63
 01/31/95         9,859.31        10,111.22          9,730.90           9,848.04
 02/28/95        10,491.19        10,504.89         10,135.70          10,364.00
 03/31/95        10,942.53        10,814.37         10,310.26          10,543.57
 04/30/95        11,423.97        11,132.57         10,539.51          10,755.05
 05/31/95        11,594.47        11,576.85         10,720.73          11,014.30
 06/30/95        12,677.69        11,845.28         11,276.83          11,462.46
 07/31/95        14,121.99        12,237.92         11,926.49          12,060.19
 08/31/95        14,252.38        12,268.47         12,173.21          12,282.88
 09/30/95        14,854.17        12,785.93         12,390.56          12,580.64
 10/31/95        14,523.18        12,740.24         11,836.42          12,256.99
 11/30/95        14,804.02        13,298.89         12,333.68          12,791.88
 12/31/95        14,653.02        13,555.06         12,659.11          12,759.89
 01/31/96        14,442.94        14,015.87         12,645.58          12,944.58
 02/29/96        15,031.16        14,146.26         13,039.67          13,384.42
 03/31/96        15,734.93        14,282.46         13,305.06          13,544.71
 04/30/96        17,604.63        14,492.84         14,016.51          13,957.99
 05/31/96        19,085.69        14,865.97         14,568.90          14,146.56
 06/30/96        17,552.11        14,922.65         13,970.66          13,934.45
 07/31/96        15,734.93        14,263.73         12,750.38          12,991.98
 08/31/96        16,564.74        14,565.05         13,490.75          13,741.06
 09/30/96        18,014.29        15,384.08         14,017.93          14,339.71
 10/31/96        17,909.25        15,808.22         13,801.88          14,381.44
 11/30/96        18,746.40        17,002.07         14,370.54          15,191.19
 12/31/96        18,746.40        16,665.28         14,747.17          15,207.83
 01/31/97        18,884.24        17,705.88         15,041.92          15,778.53
 02/28/97        17,219.54        17,844.89         14,677.19          15,649.02
 03/31/97        16,318.27        17,113.04         13,984.63          14,982.83
 04/30/97        16,593.95        18,133.75         14,023.60          15,371.13
 05/31/97        18,385.89        19,236.98         15,583.72          16,714.40
 06/30/97        19,552.24        20,098.32         16,251.61          17,183.80
 07/31/97        21,386.58        21,696.62         17,007.82          18,884.45
 08/31/97        21,715.28        20,482.05         17,397.00          18,861.46
 09/30/97        23,178.52        21,603.14         18,670.33          19,945.14
 10/31/97        20,867.03        20,882.47         17,850.16          19,078.01
 11/30/97        20,873.45        21,848.37         17,734.66          19,360.68
 12/31/97        20,680.06        22,223.32         18,045.13          20,111.65
 01/31/98        20,821.88        22,468.88         17,760.31          19,728.69
 02/28/98        22,381.91        24,088.50         19,073.60          21,362.60
 03/31/98        23,323.09        25,321.04         19,860.16          22,325.65
 04/30/98        23,556.23        25,575.66         19,970.09          22,732.95
 05/31/98        22,295.22        25,136.66         18,894.56          21,710.91
 06/30/98        23,894.24        26,156.95         18,934.30          21,847.54
 07/31/98        23,218.23        25,879.13         17,401.48          21,001.44
 08/31/98        19,708.19        22,141.39         14,022.51          17,095.26
 09/30/98        21,216.21        23,559.86         15,119.87          18,690.81
 10/31/98        21,034.21        25,474.53         15,736.56          20,359.13
 11/30/98        23,010.23        27,017.86         16,560.99          21,375.16
 12/31/98        26,293.20        28,573.74         17,585.75          23,955.74
 01/31/99        28,175.12        29,768.15         17,819.48          23,023.49
 02/28/99        25,540.43        28,843.12         16,376.17          21,818.40
 03/31/99        27,825.62        29,996.80         16,631.84          22,427.91
 04/30/99        27,664.32        31,158.41         18,122.20          24,196.10
 05/31/99        27,422.35        30,423.68         18,386.94          24,301.21
 06/30/99        29,949.51        32,110.77         19,218.36          25,601.62
 07/31/99        29,519.36        31,109.09         18,691.08          25,058.08
 08/31/99        30,702.28        30,955.08         17,999.28          24,199.37
 09/30/99        31,266.86        30,107.53         18,003.21          23,453.22
 10/31/99        33,834.34        32,011.94         18,076.13          24,647.48
 11/30/99        37,705.74        32,662.64         19,155.48          25,941.04
 12/31/99        47,707.86        34,585.20         21,323.88          27,481.48
 01/31/00        48,451.36        32,847.76         20,981.42          26,707.96
 02/29/00        64,715.41        32,226.62         24,446.19          28,576.01
 03/31/00        61,447.11        35,377.27         22,834.44          30,966.34
 04/30/00        55,049.92        34,313.29         21,460.34          29,884.58
 05/31/00        48,141.57        33,611.05         20,209.60          29,511.34
 06/30/00        50,495.98        34,439.80         21,971.36          29,945.34
 07/31/00        46,004.01        33,901.85         21,264.49          30,418.80
 08/31/00        52,447.67        36,006.45         22,886.95          33,813.16
 09/30/00        48,497.83        34,106.04         22,214.25          33,581.71
 10/31/00        44,935.23        33,961.38         21,222.68          32,442.28
 11/30/00        38,932.32        31,285.83         19,044.13          29,995.12
 12/31/00        39,490.57        31,439.31         20,679.68          32,289.25
 01/31/01        38,374.08        32,554.07         21,756.29          33,007.75
 02/28/01        33,163.81        29,587.65         20,328.81          31,125.13
 03/31/01        30,248.53        27,714.30         19,334.40          28,812.56
 04/30/01        30,537.99        29,866.28         20,846.92          31,989.89
 05/31/01        30,351.91        30,066.63         21,359.36          32,734.67
 06/30/01        29,545.56        29,335.12         22,096.89          32,602.56
 07/31/01        28,615.16        29,046.23         20,900.74          32,116.65
 08/31/01        27,746.78        27,229.70         20,225.65          31,066.72
 09/30/01        26,547.59        25,031.02         17,503.11          27,203.42
 10/31/01        26,712.99        25,508.61         18,527.32          28,406.72
 11/30/01        27,540.02        27,464.80         19,961.68          30,519.36
 12/31/01        28,718.53        27,705.55         21,193.75          32,095.52
 01/31/02        28,821.91        27,301.45         20,973.34          31,928.71
 02/28/02        28,449.75        26,774.82         20,398.57          31,967.63
 03/31/02        29,504.21        27,781.81         22,037.35          34,252.45
 04/30/02        30,537.99        26,098.07         22,238.10          34,092.25
 05/31/02        30,021.10        25,905.81         21,250.73          33,516.09
 06/30/02        28,015.56        24,060.30         20,196.69          31,062.71
 07/31/02        24,542.04        22,184.92         17,146.99          28,052.73
 08/31/02        23,549.61        22,330.57         17,104.12          28,193.00
 09/30/02        23,322.18        19,903.68         15,876.05          25,926.28
 10/31/02        23,963.12        21,655.54         16,385.67          27,048.89
 11/30/02        25,741.23        22,930.17         17,847.27          28,612.31
 12/31/02        23,115.42        21,583.07         16,853.18          27,436.35
 01/31/03        23,570.29        21,017.68         16,386.34          26,635.21
 02/28/03        23,322.18        20,702.33         15,891.48          26,001.29
 03/31/03        22,267.72        20,903.32         16,096.48          26,219.70
 04/30/03        22,557.18        22,625.13         17,622.42          28,120.63
 05/31/03        23,715.02        23,817.18         19,513.31          30,449.02
 06/30/03        23,818.39        24,121.02         19,866.50          30,838.76
 07/31/03        24,500.69        24,546.30         21,110.14          31,933.54
 08/31/03        25,431.10        25,025.02         22,076.99          33,380.13
 09/30/03        25,224.34        24,759.26         21,668.56          32,869.41
 10/31/03        28,015.56        26,159.89         23,488.72          35,354.34
 11/30/03        28,325.70        26,390.04         24,322.22          36,585.66
 12/31/03        28,139.61        27,774.07         24,815.77          37,202.50
 01/31/04        28,945.97        28,283.86         25,893.89          38,008.30
 02/29/04        28,987.32        28,676.98         26,125.97          38,921.15
 03/31/04        29,028.67        28,244.36         26,369.42          39,085.90
 04/30/04        28,367.05        27,800.98         25,025.02          37,803.84

                                                        For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                    April 30, 2004
                                 Six Month   One Year   Five Year   Inception
  Bonnel Growth Fund
    (Inception 10/17/94)           1.25%      25.76%      0.50%      11.55%
  ---------------------------------------------------------------------------
  S&P 500 Total Return Index       6.27%      22.88%     (2.25)%     11.31%
  ---------------------------------------------------------------------------
  S&P Mid-Cap 400 Index            6.93%      34.43%      9.32%      14.95%
  ---------------------------------------------------------------------------
  Russell 2000 Index(R)            6.54%      42.01%      6.66%      10.09%

Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Mid-Cap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index(R) is a U.S. equity index measuring the performance of the 2,000 smallest companies in the Russell
3000(R), a widely recognized small-cap index. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)


SIX MONTHS IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The last six months have been quite exciting. During this time, all the major indexes hit new correction highs. This occurred basically in January and February. Then the market started to digest the gains off the bear market lows. For example, the Nasdaq actually hit a low on October 9, 2002, of 1,114.11. Since then it has rallied to 2,153.83 on January 26 of this year. But we must remember that this index was over 5,000 (5,048.62 to be exact) in March of 2000. Investors witnessed good rallies in most issues even with the troubles in Iraq and the continuing scandals in corporate America. Through all of this, earnings climbed and stock prices advanced. Part of the reason for the up move in equities was that the Federal Reserve Board kept interest rates at 46-year lows.

As April began, some good economic numbers were released such as Initial Jobless Claims, which dropped to the mid-300,000 range. Unemployment fell to 5.6 percent and GDP showed positive growth. As all of this was going on, oil prices started to approach $40 a barrel. Then Wall Street, in all of its infinite wisdom, began to worry about inflation and the Federal Reserve raising interest rates. These two items really put a lid on our bull market. But as you will recall, we spoke in our previous report about 2004 being a presidential-election year, which historically is quite positive for equities. This year it has not kicked in just yet, but if you watch TV it sure seems as though it has. And maybe that is the reason for the hesitancy, since the race is very close and the market is not sure who will win the White House.

INVESTMENT HIGHLIGHTS

It has been an interesting six months for the Bonnel Growth Fund. The fund underperformed during the latter part of 2003; then in 2004 the fund began to do better. Investors were looking for quality companies in the market with good earnings and fundamentals. During the entire time period, we continued to keep very little cash in the fund.

A few items of interest since our last report: As interest rates started to move up, we liquidated all our positions in the homebuilders. Some of the money went into retail issues, which is our largest industry position. As the economy improves, more and more people are going to the malls, and we are noticing some very good improvements in this sector. Some of the issues we like are Coach, Inc.,(1) Ethan Allen Interiors, Inc.(2) and Tuesday Morning Corp.(3) Another area we favored was defense and defense-related issues like General Dynamics Corp.(4) and a smaller issue called Trimble Navigation Ltd.(5) Trimble is interesting; it makes GPS (Global

 BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)


Positioning Systems) items for consumers and the military. Trimble has had a good run and we are watching it very carefully, as we do all our issues. If you take a moment and review our holdings, you will find other interesting issues, and of course we hope that the good fundamentals will be reflected in higher stock prices as this year goes on.

CURRENT OUTLOOK

As May begins, the market is looking to discount rising interest rates and rising oil prices. We are in a correction, and the main question is: "Are we going back into a bear market?" Only time will tell. However, earnings look to be up between 15 and 20 percent for the S&P 500 for this year, and that will help valuations and lend support to the market. If interest rates go up, that would also be a positive. Remember that the only reason interest rates rise is because the economy is expanding. So that is good.

Another positive that you have not heard on the news is that this October the fund will be ten years old. And that brings another point to the forefront. I will be taking a sabbatical effective June 1, 2004, to be with my family and to do some traveling and research. I will still be associated with U.S. Global, and the fund will be managed by a team with whom I have worked closely and explained my basic methodology. And lastly, I would like to thank everyone for their support and encouragement over the last ten years. I look forward to discussing the market again with all of you soon.


(1) This security comprised 0.57% of total net assets as of 4/30/04.

(2) This security comprised 0.28% of total net assets as of 4/30/04.

(3) This security comprised 1.98% of total net assets as of 4/30/04.

(4) This security comprised 0.63% of total net assets as of 4/30/04.

(5) This security comprised 2.02% of total net assets as of 4/30/04.

 BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS        April 30, 2004

   LEGG MASON, INC.                                             3.95%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   C.R. BARD, INC.                                              3.04%
     HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES
   ------------------------------------------------------------------
   PROCTOR & GAMBLE CO.                                         3.02%
     RETAIL
   ------------------------------------------------------------------
   AMERITRADE HOLDING CORP.                                     2.62%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   SONIC CORP.                                                  2.31%
     RESTAURANTS
   ------------------------------------------------------------------
   TRIMBLE NAVIGATION LTD.                                      2.15%
     ELECTRONICS & COMPONENTS
   ------------------------------------------------------------------
   TUESDAY MORNING CORP.                                        2.11%
     RETAIL
   ------------------------------------------------------------------
   FOSSIL, INC.                                                 2.10%
     RETAIL
   ------------------------------------------------------------------
   CERADYNE, INC.                                               2.04%
     MANUFACTURING
   ------------------------------------------------------------------
   UNITED PARCEL SERVICE, INC.                                  2.00%
     TRANSPORTATION



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              April 30, 2004

   RETAIL                                                      16.00%
   MANUFACTURING                                               10.91%
   HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES                    8.53%
   RESTAURANTS                                                  8.17%
   FINANCIAL SERVICES                                           7.35%

 MEGATRENDS FUND


FUND MANAGER'S PERSPECTIVE
A Message from Dr. Stephen Leeb

INTRODUCTION

The goal of the MegaTrends Fund is to seek long-term capital appreciation consistent with capital preservation. The fund is primarily diversified among five industry groups: healthcare, energy, financial services, technology and consumer franchises. Within these sectors, we are buying growth at reasonable prices by selecting stocks whose projected earnings growth relative to their price-to-earnings ratio is substantially higher than that of our benchmark, the S&P 500 Total Return Index.

PERFORMANCE

MEGATRENDS FUND

[GRAPHIC: Performance chart plotted from data points shown below.]


                  MEGATRENDS         S&P 500 TOTAL       RUSSELL 1000
   DATE              FUND             RETURN INDEX        GROWTH INDEX
 --------         ----------           ---------           ---------

  04/30/94       $ 10,000.00         $ 10,000.00        $ 10,000.00
  05/31/94         10,104.17           10,163.47          10,151.52
  06/30/94          9,900.57            9,914.76           9,851.22
  07/31/94          9,977.54           10,240.10          10,187.69
  08/31/94         10,102.62           10,658.97          10,754.85
  09/30/94         10,006.41           10,398.53          10,609.48
  10/31/94         10,035.27           10,631.81          10,858.59
  11/30/94          9,727.38           10,245.10          10,510.52
  12/31/94          9,847.65           10,396.86          10,686.60
  01/31/95          9,916.31           10,666.30          10,915.24
  02/28/95         10,210.56           11,081.58          11,372.51
  03/31/95         10,377.30           11,408.05          11,704.21
  04/30/95         10,612.71           11,743.72          11,960.15
  05/31/95         10,956.00           12,212.39          12,376.48
  06/30/95         11,108.03           12,495.56          12,854.22
  07/31/95         11,227.37           12,909.75          13,388.61
  08/31/95         11,257.20           12,941.97          13,402.96
  09/30/95         11,376.53           13,487.84          14,020.62
  10/31/95         11,416.31           13,439.65          14,030.17
  11/30/95         11,833.98           14,028.96          14,576.17
  12/31/95         12,232.46           14,299.20          14,659.44
  01/31/96         12,436.50           14,785.31          15,149.47
  02/29/96         12,477.31           14,922.86          15,426.57
  03/31/96         12,467.11           15,066.53          15,446.35
  04/30/96         12,752.77           15,288.46          15,853.12
  05/31/96         12,997.62           15,682.07          16,407.32
  06/30/96         13,007.62           15,741.86          16,429.16
  07/31/96         12,280.49           15,046.77          15,466.84
  08/31/96         12,638.28           15,364.63          15,866.09
  09/30/96         13,053.79           16,228.62          17,020.89
  10/31/96         13,700.13           16,676.04          17,123.95
  11/30/96         14,288.76           17,935.44          18,409.09
  12/31/96         14,115.64           17,580.15          18,048.74
  01/31/97         14,856.09           18,677.89          19,314.77
  02/28/97         14,550.51           18,824.52          19,184.41
  03/31/97         14,233.17           18,052.50          18,146.33
  04/30/97         14,456.48           19,129.25          19,350.94
  05/31/97         15,443.75           20,293.04          20,747.35
  06/30/97         15,809.28           21,201.66          21,577.95
  07/31/97         16,890.66           22,887.71          23,486.22
  08/31/97         16,338.21           21,606.46          22,111.66
  09/30/97         17,219.77           22,789.10          23,199.57
  10/31/97         16,338.21           22,028.86          22,342.35
  11/30/97         16,396.98           23,047.79          23,291.03
  12/31/97         16,315.88           23,443.32          23,551.74
  01/31/98         16,384.67           23,702.37          24,256.09
  02/28/98         17,292.63           25,410.89          26,081.09
  03/31/98         18,035.51           26,711.10          27,120.54
  04/30/98         18,324.41           26,979.70          27,495.92
  05/31/98         17,581.53           26,516.60          26,715.82
  06/30/98         17,609.04           27,592.90          28,351.77
  07/31/98         16,398.42           27,299.83          28,164.08
  08/31/98         13,977.18           23,356.90          23,937.35
  09/30/98         14,802.60           24,853.23          25,776.01
  10/31/98         15,614.27           26,873.01          27,848.08
  11/30/98         16,192.07           28,501.07          29,965.88
  12/31/98         16,687.60           30,142.36          32,667.90
  01/31/99         17,015.13           31,402.34          34,586.42
  02/28/99         16,392.82           30,426.54          33,006.41
  03/31/99         17,178.89           31,643.54          34,744.75
  04/30/99         17,735.69           32,868.92          34,789.12
  05/31/99         17,424.54           32,093.86          33,719.64
  06/30/99         18,095.97           33,873.57          36,081.77
  07/31/99         18,030.47           32,816.90          34,935.17
  08/31/99         18,112.35           32,654.44          35,505.74
  09/30/99         17,359.03           31,760.35          34,759.76
  10/31/99         17,621.06           33,769.31          37,385.35
  11/30/99         17,981.34           34,455.73          39,402.14
  12/31/99         19,563.98           36,483.83          43,500.55
  01/31/00         18,585.78           34,651.01          41,460.56
  02/29/00         18,748.81           33,995.77          43,487.59
  03/31/00         20,976.93           37,319.39          46,599.79
  04/30/00         20,904.47           36,197.00          44,382.35
  05/31/00         21,339.22           35,456.21          42,147.84
  06/30/00         20,505.94           36,330.46          45,341.94
  07/31/00         21,103.73           35,762.97          43,451.41
  08/31/00         22,752.18           37,983.11          47,386.03
  09/30/00         22,371.77           35,978.37          42,903.36
  10/31/00         22,408.00           35,825.76          40,873.60
  11/30/00         21,243.87           33,003.34          34,848.49
  12/31/00         22,833.14           33,165.25          33,745.56
  01/31/01         23,577.48           34,341.21          36,076.99
  02/28/01         22,712.44           31,211.93          30,195.20
  03/31/01         21,505.40           29,235.74          26,692.61
  04/30/01         23,456.78           31,505.86          30,068.94
  05/31/01         23,597.60           31,717.21          29,625.99
  06/30/01         22,571.62           30,945.54          28,940.09
  07/31/01         21,304.23           30,640.79          28,216.63
  08/31/01         19,332.73           28,724.54          25,909.78
  09/30/01         17,421.59           26,405.15          23,322.42
  10/31/01         18,507.92           26,908.96          24,546.14
  11/30/01         19,071.21           28,972.54          26,904.18
  12/31/01         19,936.25           29,226.51          26,853.68
  01/31/02         18,369.21           28,800.23          26,379.35
  02/28/02         17,716.27           28,244.69          25,284.62
  03/31/02         19,348.61           29,306.95          26,158.89
  04/30/02         18,739.20           27,530.79          24,024.03
  05/31/02         18,478.03           27,327.97          23,443.22
  06/30/02         16,453.94           25,381.15          21,274.23
  07/31/02         14,016.32           23,402.82          20,105.11
  08/31/02         14,799.84           23,556.46          20,165.17
  09/30/02         13,624.56           20,996.34          18,073.30
  10/31/02         14,408.08           22,844.38          19,731.10
  11/30/02         14,560.43           24,188.97          20,802.63
  12/31/02         13,926.16           22,767.92          19,365.96
  01/31/03         14,188.91           22,171.49          18,895.72
  02/28/03         14,188.91           21,838.83          18,809.05
  03/31/03         13,838.57           22,050.86          19,159.16
  04/30/03         14,583.05           23,867.19          20,576.04
  05/31/03         15,962.53           25,124.68          21,602.78
  06/30/03         16,269.08           25,445.20          21,900.90
  07/31/03         16,553.73           25,893.82          22,446.23
  08/31/03         17,539.08           26,398.83          23,005.14
  09/30/03         17,057.35           26,118.47          22,758.99
  10/31/03         18,064.59           27,596.00          24,038.04
  11/30/03         18,765.28           27,838.79          24,289.21
  12/31/03         20,082.03           29,298.79          25,129.45
  01/31/04         19,771.37           29,836.57          25,642.75
  02/29/04         20,481.45           30,251.27          25,805.88
  03/31/04         20,414.88           29,794.90          25,326.72
  04/30/04         19,793.56           29,327.18          25,032.53



                        [MegaTrends Fund Graph]

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                  April 30, 2004
                                Six Month   One Year   Five Year   Ten Year
  MegaTrends Fund                 9.57%      35.73%      2.22%       7.06%
  -------------------------------------------------------------------------
  S&P 500 Total Return Index      6.27%      22.88%     (2.25)%     11.35%
  -------------------------------------------------------------------------
  Russell 1000 Growth Index(R)    4.14%      21.66%     (6.36)%      9.60%

Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Russell 1000 Growth Index(R) includes those common stocks of the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index(R) is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 MEGATRENDS FUND


SIX MONTHS IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Economic conditions were mostly favorable during the period. Accelerating economic growth, near-record-low short-term interest rates and many technical indicators were all pointing toward the rising stock market. And, in fact, in the last two months of 2003 we were bullish. More than $5 trillion in money markets and bank deposits were also very positive for the market.

Of course, the few clouds that hung over the economic picture at year-end came into play in the beginning of 2004. Multi-year highs reached on many commodities (including oil), the declining dollar, and a stubbornly high unemployment rate resulted in the market downtrend. As investors, we are worried about inflation, and we have hard-asset-based securities in our portfolio as hedges against it. However, because we still consider as a possibility the threat of deflation, we felt obligated to have protective positions. Berkshire Hathaway, Inc.(1) (with its huge cash horde), defense and energy stocks all are our hedges.

INVESTMENT HIGHLIGHTS

We did not change our investment approach or direction significantly over the last six months. In the beginning of 2004, stocks in the portfolio, especially our best performers of 2003, came under severe profit taking. Record-setting natural gas and oil prices helped energy stocks in our portfolio, although a reversal in the gold rally adversely influenced our precious metals holdings.

Despite this, most stocks in our portfolio posted gains for the period, and the total return for the fund for the six-month period was 9.57 percent.

During the period, we closed out our most speculative position in a gold mining stock, Kenor ASA,(2) and platinum miner Trend Mining Co.(2) We opened a new position in another platinum mining stock, Impala Platinum Mining Corp.(3) In addition, we increased our weighting in Newmont Mining Corp.(4)

We changed our positioning in the financial services sector with the sale of The Bank of New York Co., Inc.(2) and raised our weighting for Wells Fargo & Co.(5) In the consumer franchise sector, we exchanged Time Warner, Inc.(2) for Washington Post Co.,(6) with which we bought an education franchise and the newspaper together. We also changed our positioning in healthcare: we sold Waters Corp.(2) and bought Teva Pharmaceutical Industries Ltd.(7) and Immtech International, Inc.(8)

 MEGATRENDS FUND


In the technology area, we are still holding on to our defensive positions in Northrop Grumman Corp.(9) and General Dynamics Corp.(10) In addition, we added to our Intel Corp.(11) position, opened a new position in Electronic Arts Corp.(12) and closed out our position in Intuit, Inc.(2) with a gain.

We still consider our energy holdings a very important part of our strategy. We sold our Apache Corp.(2) position, but opened two new ones:
ChevronTexaco Corp.(13) and PetroKazakhstan, Inc.(14)

CURRENT OUTLOOK

For a variety of reasons we remain optimistic about the market for the next 6 to 12 months. We believe that our portfolio is positioned well enough to participate in an upside while at the same time is partially protected against both inflation and deflation.

(1)  This security comprised 5.61% of the fund's total net assets as of 4/30/04.

(2)  The fund did not hold this security as of 4/30/04.

(3)  This security comprised 0.77% of the fund's total net assets as of 4/30/04.

(4)  This security comprised 2.86% of the fund's total net assets as of 4/30/04.

(5)  This security comprised 5.18% of the fund's total net assets as of 4/30/04.

(6)  This security comprised 3.41% of the fund's total net assets as of 4/30/04.

(7)  This security comprised 3.06% of the fund's total net assets as of 4/30/04.

(8)  This security comprised 1.73% of the fund's total net assets as of 4/30/04.

(9)  This security comprised 3.80% of the fund's total net assets as of 4/30/04.

(10) This security comprised 2.86% of the fund's total net assets as of 4/30/04.

(11) This security comprised 3.54% of the fund's total net assets as of 4/30/04.

(12) This security comprised 3.64% of the fund's total net assets as of 4/30/04.

(13) This security comprised 1.40% of the fund's total net assets as of 4/30/04.

(14) This security comprised 1.80% of the fund's total net assets as of 4/30/04.

 MEGATRENDS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS        April 30, 2004

   BERKSHIRE HATHAWAY, INC.                                     5.67%
     HOLDING COMPANY
   ------------------------------------------------------------------
   WELLS FARGO & CO.                                            5.24%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   NORTHROP GRUMMAN CORP.                                       3.84%
     AIRCRAFT & DEFENSE
   ------------------------------------------------------------------
   GENZYME CORP.                                                3.81%
     HEALTHCARE
   ------------------------------------------------------------------
   ELECTRONIC ARTS, INC.                                        3.68%
     COMPUTER SOFTWARE & HARDWARE
   ------------------------------------------------------------------
   INTEL CORP.                                                  3.58%
     ELECTRONICS & COMPONENTS
   ------------------------------------------------------------------
   PFIZER, INC.                                                 3.57%
     PHARMACEUTICALS
   ------------------------------------------------------------------
   CACI INTERNATIONAL, INC.                                     3.52%
     COMPUTER SOFTWARE & HARDWARE
   ------------------------------------------------------------------
   WASHINGTON POST CO.                                          3.45%
     PRINTING & PUBLISHING
   ------------------------------------------------------------------
   DEVON ENERGY CORP.                                           3.32%
     OIL & GAS EXTRACTION & SERVICES



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              April 30, 2004

   OIL & GAS EXTRACTION & SERVICES                             16.87%
   PHARMACEUTICALS                                             10.46%
   FINANCIAL SERVICES                                           9.99%
   COMPUTER SOFTWARE & HARDWARE                                 7.20%
   RETAIL                                                       7.03%

 EASTERN EUROPEAN FUND


FUND MANAGER'S PERSPECTIVE
A Message from Stefan Bottcher and Andrew Wiles

INTRODUCTION

The investment objective of the Eastern European Fund is to achieve long-term capital growth by investing in a portfolio of the equity securities of companies located in the emerging markets of Eastern Europe. The fund will focus its investments in companies located in the Eastern European region, namely Albania, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovak Republic, Slovenia and Ukraine. While the fund may invest in companies of any size, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry.

PERFORMANCE

 EASTERN EUROPEAN FUND

[GRAPHIC: Performance chart plotted from data points shown below.]

                    EASTERN          S&P 500            MSCI Emerging Markets
    DATE         EUROPEAN FUND   TOTAL RETURN INDEX     Eastern European Index

   03/31/97      $ 10,000.00       $ 10,000.00            $ 10,000.00
   04/30/97        10,360.00         10,596.46               9,846.73
   05/31/97        10,440.00         11,241.13               9,895.78
   06/30/97        11,190.00         11,744.45              10,834.18
   07/31/97        11,950.00         12,678.42              11,704.23
   08/31/97        11,750.00         11,968.68              11,786.07
   09/30/97        12,480.00         12,623.79              12,450.21
   10/31/97        11,190.00         12,202.67              11,006.76
   11/30/97        10,190.00         12,767.09               9,534.40
   12/31/97        11,237.00         12,986.19              10,982.43
   01/31/98        10,272.11         13,129.69               9,174.51
   02/28/98        11,166.64         14,076.11              10,589.31
   03/31/98        11,508.38         14,796.35              11,198.86
   04/30/98        11,860.16         14,945.14              11,265.22
   05/31/98         9,960.53         14,688.61               8,971.00
   06/30/98         9,819.81         15,284.81               8,856.68
   07/31/98        10,453.02         15,122.47               9,565.14
   08/31/98         7,447.78         12,938.32               5,849.08
   09/30/98         7,266.86         13,767.20               5,683.00
   10/31/98         8,060.89         14,886.04               6,587.32
   11/30/98         8,070.94         15,787.88               6,881.66
   12/31/98         8,392.57         16,697.06               7,176.11
   01/31/99         8,663.95         17,395.01               7,504.43
   02/28/99         7,890.02         16,854.48               6,454.29
   03/31/99         8,261.91         17,528.62               6,883.58
   04/30/99         8,925.27         18,207.41               7,538.26
   05/31/99         9,126.29         17,778.07               8,089.74
   06/30/99         9,679.10         18,763.92               8,469.28
   07/31/99        10,050.98         18,178.59               9,069.89
   08/31/99         9,809.76         18,088.60               8,665.79
   09/30/99         8,462.93         17,593.33               7,563.79
   10/31/99         8,704.15         18,706.17               7,831.11
   11/30/99         9,025.78         19,086.41               8,066.47
   12/31/99        10,885.22         20,209.86               9,689.91
   01/31/00        11,387.76         19,194.58              10,082.66
   02/29/00        11,940.57         18,831.62              11,096.55
   03/31/00        13,217.04         20,672.70              11,605.58
   04/30/00        11,427.97         20,050.97              10,119.09
   05/31/00        10,633.94         19,640.61               9,796.00
   06/30/00         9,930.37         20,124.89               9,484.71
   07/31/00         9,980.63         19,810.54               9,548.82
   08/31/00        10,372.62         21,040.36               9,393.22
   09/30/00         9,267.01         19,929.86               8,338.22
   10/31/00         8,864.97         19,845.32               7,812.61
   11/30/00         7,759.36         18,281.87               6,853.15
   12/31/00         8,553.39         18,371.56               8,214.23
   01/31/01         9,256.96         19,022.97               8,646.28
   02/28/01         8,613.69         17,289.54               7,566.46
   03/31/01         8,442.83         16,194.85               7,016.77
   04/30/01         8,824.76         17,452.35               7,359.62
   05/31/01         9,297.16         17,569.43               7,804.77
   06/30/01         9,568.54         17,141.97               7,290.14
   07/31/01         9,166.50         16,973.16               6,721.16
   08/31/01         9,065.99         15,911.67               6,623.81
   09/30/01         8,372.47         14,626.87               6,022.11
   10/31/01         9,267.01         14,905.95               7,041.19
   11/30/01         9,839.91         16,049.05               7,486.66
   12/31/01        10,211.80         16,189.73               7,809.51
   01/31/02        11,066.13         15,953.60               8,581.33
   02/28/02        10,935.47         15,645.86               8,089.39
   03/31/02        11,920.47         16,234.29               8,622.36
   04/30/02        12,875.31         15,250.40               9,334.93
   05/31/02        13,066.28         15,138.05               9,454.05
   06/30/02        12,272.25         14,059.63               8,513.89
   07/31/02        11,518.43         12,963.76               7,906.68
   08/31/02        12,121.49         13,048.86               8,297.70
   09/30/02        11,970.72         11,630.71               8,201.80
   10/31/02        12,794.90         12,654.41               8,602.50
   11/30/02        13,779.90         13,399.24               9,197.40
   12/31/02        13,749.75         12,612.06               9,113.50
   01/31/03        13,317.55         12,281.68               8,900.50
   02/28/03        13,759.80         12,097.40               8,962.80
   03/31/03        13,247.20         12,214.85               8,847.50
   04/30/03        14,905.61         13,220.99              10,053.70
   05/31/03        16,342.90         13,917.57              11,072.40
   06/30/03        16,413.26         14,095.11              10,781.60
   07/31/03        16,192.14         14,343.62              11,001.80
   08/31/03        17,810.34         14,623.37              12,211.20
   09/30/03        19,016.46         14,468.07              12,530.60
   10/31/03        19,539.11         15,286.53              12,494.30
   11/30/03        20,182.38         15,421.02              12,542.70
   12/31/03        22,185.29         16,229.77              13,746.80
   01/31/04        23,764.65         16,527.67              14,306.50
   02/29/04        26,001.20         16,757.39              15,135.20
   03/31/04        27,803.16         16,504.59              16,471.00
   04/30/04        25,174.42         16,245.50              15,423.30


                     [Eastern European Fund Graph]

                                                        For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                    April 30, 2004
                                 Six Month   One Year   Five Year   Inception
  Eastern European Fund
    (Inception 3/31/97)           28.84%      68.89%     23.02%      13.91%
  ---------------------------------------------------------------------------
  S&P 500 Total Return Index       6.27%      22.88%     (2.25)%      7.09%
  ---------------------------------------------------------------------------
  Morgan Stanley Capital
    Emerging Markets Eastern
    European Index (Russia at
    30% market cap weighted)      23.44%      53.41%     15.38%       6.30%

Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Total Return
Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. compa- nies. The Morgan Stanley Capital Emerging Markets Eastern
European Index (Russia at 30% market cap weighted) is a capitalization-weighted index that monitors the performance of emerging market stocks from all the countries that make up the Eastern European region. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 EASTERN EUROPEAN FUND


SIX MONTHS IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Regional markets, in line with those of the rest of the world, have been strong over the six months under review.

The period saw markets consolidate in November followed by a good bounce in December and a very strong start to 2004, before succumbing to profit taking in April. The main news regionally was the elections in Russia and the entry of 10 new countries to the European Union on May 1, 2004. At the start of the period, the Russian market, by far the region's largest, was consolidating the news that Moody's had upgraded the country's debt to investment-grade status in recognition of the strong economic performance of the country and the progress made since the dark days of 1998.

In November, the Russian market was coming to terms with the arrest on tax charges of Mikhail Khordokovsky, the CEO of oil giant Yukos Oil Co.(1) and allegedly Russia's richest man. This has led to the abandonment of the merger between Yukos and Sibneft,(2) the company controlled by Roman Abramovitch, at terms favorable to the latter. The investment manager has not been positive, on valuation grounds, on the leading Russian oil stocks for some time, in particular on Yukos, so the fund was relatively well positioned as the crisis unfolded.

In December, the Russian parliamentary (Duma) elections took place. These led to a resounding vote of confidence for President Vladimir Putin. The results showed that in the run-up to the presidential elections in March 2004, Putin is popular. While there are concerns about the lack of an effective, pro-business opposition, Putin and his supporters are expected to continue to reform Russia from monopolistic capitalism to something closer to a market economy. In the March presidential elections, Putin was reelected by a landslide margin of 71 percent. Communist candidate Nikolai Kharitonov trailed in a distant second place with a mere 14 percent of the vote. The main risk for Putin in the run-up to the election appeared to be voter apathy, but the 50 percent turnout hurdle was passed long before the polls closed.

The other main economic event regionally was the worsening of Hungary's fiscal and current-account situation (the latter deficit reaching 7 percent of GDP). Renewed pressure on the Forint led the National Bank of Hungary to increase interest rates unexpectedly by 300 basis points to defend the position of the currency and to prevent inflation from spiraling out of control. The authorities there appear to have averted a foreign exchange crisis for the time being, but the outlook remains uncertain. The

 EASTERN EUROPEAN FUND


investment manager maintained a zero position in Hungary for much of the period. Hungary also replaced its Finance Minister during this time.

Hungary raised USD $400m via a sale of the oil and gas company MOL Magyar Olaj-es Gazipari Rt.(3) This may just be the beginning of some fundraising by the Hungarian government. The receipts may buy the government some time to deal with the fiscal crisis and should defer the devaluation risk of the Forint. As a result of this, the investment manager has become more confident about the outlook for the economy, and the fund has therefore reentered the market.

INVESTMENT HIGHLIGHTS

The weakness at the end of the period was mainly confined to Russia, where profit taking was due largely to a sharp fall in commodity prices, which were the result of fears of a slump in Chinese demand.

JSC MMC Norilsk Nickel,(4) Russia's largest integrated metals and mining company, was especially weak as investors exited on the back of falling commodity prices. The manager feels that the recent price weakness has been overdone and took advantage of the low prices to increase the fund's exposure to the stock, via an equity placing. This took place at a discount to the market and Norilsk Nickel is now one of the fund's largest positions. The company is very well positioned to take advantage of strong commodity markets, including nickel, which was at a 10-year high in early 2003 and has witnessed a trebling of prices in a year. Even after a sharp pullback in nickel prices in April, the company still offers good value.

A number of secondary issues took place during the period. The fund participated in an $800m placing of Cesky Telecom a.s.,(5) which closed early on the back of significant demand. The fund took advantage of the discount to increase its holdings at an attractive level. The shares have appreciated solidly since.

A solid appreciation in the value of the shares of Oao Gazprom(6) (the vertically integrated gas producer) at the start of 2004 contributed to the fund's performance. Continuing speculation, backed by statements from senior Russian officials, that the Gazprom share structure will be liberalized at some point in 2004 propelled the share price forward. The investment manager is optimistic that such liberalization will benefit the fund's Gazprom position (also held through Novy Neft Ltd.(7) and Novy Neft II Ltd.(8)).

 EASTERN EUROPEAN FUND


CURRENT OUTLOOK

History was made on May 1, 2004, when the 10 accession countries formally joined the European Union. This is an important step for the fund's key markets of Hungary, Poland and the Czech Republic. Convergence will be a long process, one that should encourage further growth in the region. This should be positive for those markets.

The period ended with a slump in the markets as investors worried about higher interest rates globally. The region in which the fund invests is generally characterized by strong economic fundamentals: GDP growth that is above the European average and low levels of public debt and, in Russia's case at least, a very strong trade balance. In addition, the investment manager's bottom-up process indicates that there is good value in the portfolio. By this analysis, the recent weakness in the region appears to present a good buying opportunity.


(1)  This security comprised 1.96% of total net assets as of 4/30/04.

(2)  This security comprised 3.71% of total net assets as of 4/30/04.

(3)  The fund did not hold this security as of 4/30/04.

(4)  This security comprised 6.09% of total net assets as of 4/30/04.

(5)  This security comprised 7.79% of total net assets as of 4/30/04.

(6)  This security comprised 2.76% of total net assets as of 4/30/04.

(7)  This security comprised 2.38% of total net assets as of 4/30/04.

(8)  This security comprised 1.69% of total net assets as of 4/30/04.

 EASTERN EUROPEAN FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS        April 30, 2004

   CESKE ENERGTICKE ZAVODY                                      7.88%
     ELECTRIC SERVICES & UTILITIES
   ------------------------------------------------------------------
   CESKY TELECOM A.S.                                           7.54%
     COMMUNICATIONS
   ------------------------------------------------------------------
   SBERBANK RF                                                  6.20%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   JSC MMC NORILSK NICKEL                                       5.89%
     METAL MINING
   ------------------------------------------------------------------
   OTP BANK RT.                                                 5.28%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   BANK AUSTRIA CREDITANSTALT                                   5.18%
     FINANCIAL SERVICES
   ------------------------------------------------------------------
   TELEKOMUNIKACJA POLSKA S.A.                                  4.92%
     COMMUNICATIONS
   ------------------------------------------------------------------
   MOBILE TELESYSTEMS                                           4.57%
     COMMUNICATIONS
   ------------------------------------------------------------------
   VIMPELCOM                                                    4.54%
     COMMUNICATIONS
   ------------------------------------------------------------------
   SIBNEFT                                                      3.59%
     OIL & GAS EXTRACTION



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              April 30, 2004

   FINANCIAL SERVICES                                          26.47%
   COMMUNICATIONS                                              23.51%
   OIL & GAS EXTRACTION                                        19.78%
   METAL MINING                                                 9.08%
   ELECTRIC SERVICES & UTILITIES                                7.88%

 EASTERN EUROPEAN FUND


 GLOBAL PORTFOLIO SECURITIES BY COUNTRY

COUNTRY DISTRIBUTION                                       PERCENTAGE OF
(BASED ON DOMICILE)                       VALUE          TOTAL INVESTMENTS

EASTERN EUROPEAN FUND
--------------------------------------------------------------------------
Russia                                $ 74,310,299             36.06%
Czech Republic                          38,355,382             18.61%
Poland                                  26,432,451             12.83%
United States                           20,338,308              9.87%
United Kingdom                          12,545,309              6.09%
Hungary                                 10,871,095              5.28%
Austria                                 10,673,952              5.18%
Bermuda                                  8,715,237              4.23%
Other Foreign                            3,822,164              1.85%
--------------------------------------------------------------------------
TOTAL INVESTMENTS                     $206,064,197            100.00%
--------------------------------------------------------------------------

BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2004


COMMON STOCKS 86.89%                                          SHARES             VALUE

ADVERTISING 0.73%
---------------------------------------------------------------------------------------
Getty Images, Inc.                                            10,000       $   546,000*

AIRCRAFT & DEFENSE 0.63%
---------------------------------------------------------------------------------------
General Dynamics Corp.                                         5,000           468,100

AIRLINES 0.49%
---------------------------------------------------------------------------------------
SkyWest, Inc.                                                 20,000           364,000

CHEMICALS 0.52%
---------------------------------------------------------------------------------------
Symyx Technologies, Inc.                                      15,000           384,000*

COMPUTER SOFTWARE & HARDWARE 5.64%
---------------------------------------------------------------------------------------
Activision, Inc.                                              90,000         1,355,400*
Autodesk, Inc.                                                30,000         1,005,000
Hyperion Solutions Corp.                                      15,000           575,700*
Kronos, Inc.                                                  10,000           364,800*
Lexmark International, Inc.                                   10,000           904,600*
                                                                           -----------
                                                                             4,205,500

COMPUTERS & DATA PROCESSING 0.96%
---------------------------------------------------------------------------------------
Alliance Data Systems Corp.                                   10,000           347,700*
Fiserv, Inc.                                                  10,000           365,600*
                                                                           -----------
                                                                               713,300

DISTRIBUTION/WHOLESALE 4.78%
---------------------------------------------------------------------------------------
CDW Corp.                                                      5,000           312,450
Genuine Parts Co.                                             10,000           358,000
Johnson Controls, Inc.                                        10,000           548,600
Owens & Minor, Inc.                                           15,000           364,500
PepsiAmericas, Inc.                                           15,000           300,450
ScanSource, Inc.                                              10,000           552,300*
SCP Pool Corp.                                                15,000           603,150*
W.W. Grainger, Inc.                                           10,000           524,000
                                                                           -----------
                                                                             3,563,450

EDUCATION 0.86%
---------------------------------------------------------------------------------------
Career Education Corp.                                        10,000           640,000*

ELECTRONICS & COMPONENTS 5.31%
---------------------------------------------------------------------------------------
FLIR Systems, Inc.                                            20,000           938,200*
L-3 Communications Holdings, Inc.                             10,000           617,400
Sonic Solutions                                               50,000           900,500*
Trimble Navigation Ltd.                                       60,000         1,503,000*
                                                                           -----------
                                                                             3,959,100

                                                                      21


BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2004


COMMON STOCKS                                                 SHARES             VALUE

FINANCIAL SERVICES 6.91%
---------------------------------------------------------------------------------------
Ameritrade Holding Corp.                                     150,000       $ 1,836,000*
Franklin Resources, Inc.                                      10,000           548,300
Legg Mason, Inc.                                              30,000         2,761,800
                                                                           -----------
                                                                             5,146,100

FOOD PRODUCTS 2.38%
---------------------------------------------------------------------------------------
Corn Products International, Inc.                             20,000           850,000
Dean Foods Co.                                                20,000           671,600*
The Coca-Cola Co.                                              5,000           252,850
                                                                           -----------
                                                                             1,774,450

GAMING 1.45%
---------------------------------------------------------------------------------------
Scientific Games Corp.                                        60,000         1,082,400*

HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES 8.01%
---------------------------------------------------------------------------------------
Boston Scientific Corp.                                       20,000           823,800*
C.R. Bard, Inc.                                               20,000         2,125,400
IDEXX Laboratories, Inc.                                       5,000           306,300*
International Flavors & Fragrances, Inc.                      15,000           543,750
NBTY, Inc.                                                    25,000           929,000*
USANA Health Sciences, Inc.                                   30,000           808,500*
Waters Corp.                                                  10,000           431,500*
                                                                           -----------
                                                                             5,968,250

INTERNET SYSTEMS 2.89%
---------------------------------------------------------------------------------------
Symantec Corp.                                                30,000         1,351,500*
Websense, Inc.                                                10,000           295,000*
Yahoo! Inc.                                                   10,000           504,600*
                                                                           -----------
                                                                             2,151,100

MANUFACTURING 10.25%
---------------------------------------------------------------------------------------
3M Co.                                                        15,000         1,297,200
BorgWarner, Inc.                                               5,000           409,700
Ceradyne, Inc.                                                50,000         1,427,000*
Dionex Corp.                                                  10,000           510,300*
Eaton Corp.                                                   20,000         1,187,600
Hubbell, Inc., Class B                                        10,000           449,400
IDEX Corp.                                                     5,000           236,250
Illinois Tool Works, Inc.                                     10,000           862,100
K2, Inc.                                                      20,000           293,200*
Pentair, Inc.                                                 10,000           595,900
Zebra Technologies Corp., Class A                              5,000           366,450*
                                                                           -----------
                                                                             7,635,100

22


BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2004


COMMON STOCKS                                                 SHARES             VALUE

MEDICAL PRODUCTS 1.74%
---------------------------------------------------------------------------------------
Covance, Inc.                                                 15,000       $   506,100*
Laserscope                                                    10,000           297,100*
Ventana Medical Systems, Inc.                                 10,000           494,900*
                                                                           -----------
                                                                             1,298,100

OIL & GAS EXTRACTION & SERVICES 2.36%
---------------------------------------------------------------------------------------
Airgas, Inc.                                                  30,000           664,500
Baker Hughes, Inc.                                            10,000           366,800
Praxair, Inc.                                                 20,000           731,000
                                                                           -----------
                                                                             1,762,300

PAPER PRODUCTS 1.02%
---------------------------------------------------------------------------------------
Potlatch Corp.                                                20,000           757,600

PHARMACEUTICALS 2.46%
---------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                       10,000           578,900
Axcan Pharma, Inc.                                            35,000           599,550*
Eon Labs, Inc.                                                10,000           657,500*
                                                                           -----------
                                                                             1,835,950

RESTAURANTS 7.67%
---------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                           10,000           307,500
RARE Hospitality International, Inc.                          30,000           821,100*
Ruby Tuesday, Inc.                                            20,000           598,400
Ryan's Family Steak Houses, Inc.                              20,000           362,800*
Sonic Corp.                                                   50,000         1,613,500*
Starbucks Corp.                                               30,000         1,165,800*
The Cheesecake Factory, Inc.                                  20,000           847,000*
                                                                           -----------
                                                                             5,716,100

RETAIL 15.03%
---------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.                                20,000           544,600*
Coach, Inc.                                                   10,000           426,000*
CVS Corp.                                                     30,000         1,158,900
Ethan Allen Interiors, Inc.                                    5,000           207,850
EZCORP, Inc.                                                  10,000           120,290*
Fossil, Inc.                                                  60,000         1,469,400*
Pacific Sunwear of California, Inc.                           30,000           644,100*
Proctor & Gamble Co.                                          20,000         2,115,000
Regis Corp.                                                   10,000           434,200
Select Comfort Corp.                                          30,000           727,200*
The Timberland Co., Class A                                   10,000           627,200*
The TJX Companies, Inc.                                       40,000           982,800
Tuesday Morning Corp.                                         50,000         1,474,500*
Wolverine World Wide, Inc.                                    10,000           268,800
                                                                           -----------
                                                                            11,200,840

                                                                      23


BONNEL GROWTH FUND (NOW HOLMES GROWTH FUND)

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2004


COMMON STOCKS                                                 SHARES             VALUE

SEMICONDUCTORS 0.11%
---------------------------------------------------------------------------------------
Brooks Automation, Inc.                                        5,000       $    83,200*

STEEL MANUFACTURING 1.38%
---------------------------------------------------------------------------------------
Nucor Corp.                                                   10,000           594,000
Steel Dynamics, Inc.                                          10,000           240,700*
Steel Technologies, Inc.                                      10,000           192,900
                                                                           -----------
                                                                             1,027,600

TRANSPORTATION 3.31%
---------------------------------------------------------------------------------------
Norfolk Southern Corp.                                        20,000           476,400
Old Dominion Freight Line, Inc.                                5,000           186,400*
United Parcel Service, Inc., Class B                          20,000         1,403,000
Werner Enterprises, Inc.                                      20,000           399,800
                                                                           -----------
                                                                             2,465,600

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         64,748,140
---------------------------------------------------------------------------------------
  (cost $59,415,906)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 7.04%                                  AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 04/30/04, 0.93%, due 05/03/04,
  repurchase price $5,248,187, collateralized by
  U.S. Treasury securities held in joint tri-party
  repurchase account (cost $5,247,780)                    $5,247,780         5,247,780

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 93.93%                                                    69,995,920
---------------------------------------------------------------------------------------
  (cost $64,663,686)
Other assets and liabilities, net 6.07%                                      4,525,147
                                                                           -----------

NET ASSETS 100%                                                            $74,521,067
                                                                           -----------

See accompanying notes to portfolios of investments.

MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 April 30, 2004


COMMON STOCKS 97.19%                                         SHARES             VALUE

AIRCRAFT & DEFENSE 6.66%
--------------------------------------------------------------------------------------
General Dynamics Corp.                                        4,000       $   374,480
Northrop Grumman Corp.                                        5,000           496,250
                                                                          -----------
                                                                              870,730

COMPUTER SOFTWARE & HARDWARE 7.12%
--------------------------------------------------------------------------------------
CACI International, Inc., Class A                            10,000           455,000*
Electronic Arts, Inc.                                         9,400           475,828*
                                                                          -----------
                                                                              930,828

COMPUTERS & DATA PROCESSING 2.60%
--------------------------------------------------------------------------------------
First Data Corp.                                              7,500           340,425

CONSTRUCTION 3.03%
--------------------------------------------------------------------------------------
Toll Brothers, Inc.                                          10,000           395,700*

E-COMMERCE 2.69%
--------------------------------------------------------------------------------------
eBay, Inc.                                                    4,400           351,208*

ELECTRONICS & COMPONENTS 3.54%
--------------------------------------------------------------------------------------
Intel Corp.                                                  18,000           463,140

FINANCIAL SERVICES 9.88%
--------------------------------------------------------------------------------------
Citigroup, Inc.                                               7,500           360,675
H & R Block, Inc.                                             5,600           252,616
Wells Fargo & Co.                                            12,000           677,520
                                                                          -----------
                                                                            1,290,811

HEALTHCARE 5.80%
--------------------------------------------------------------------------------------
Biogen Idec, Inc.                                             4,500           265,500*
Genzyme Corp.                                                11,300           492,228*
                                                                          -----------
                                                                              757,728

HOLDING COMPANY 5.61%
--------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                               235           732,965*

INSURANCE 1.94%
--------------------------------------------------------------------------------------
AFLAC, Inc.                                                   6,000           253,380

MANUFACTURING 4.81%
--------------------------------------------------------------------------------------
General Electric Co.                                         10,000           299,500
Tyco International Ltd.                                      12,000           329,400
                                                                          -----------
                                                                              628,900

                                                                      25


MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 April 30, 2004


COMMON STOCKS                                                SHARES             VALUE

METAL MINING 6.14%
--------------------------------------------------------------------------------------
Apex Silver Mines Ltd.                                       20,000       $   327,200*
Impala Platinum Holdings Ltd.                                 6,000           100,800
Newmont Mining Corp.                                         10,000           374,000
                                                                          -----------
                                                                              802,000

OIL & GAS EXTRACTION & SERVICES 16.67%
--------------------------------------------------------------------------------------
ChevronTexaco Corp.                                           2,000           183,000
ConocoPhillips                                                5,000           356,500
Devon Energy Corp.                                            7,000           428,400
Nabors Industries, Inc.                                       5,000           221,800*
Noble Drilling Corp.                                          5,000           185,800*
PetroChina Co., Ltd.                                          8,300           356,900
PetroKazakhstan, Inc., Class A                                8,800           235,928
Schlumberger Ltd.                                             3,600           210,708
                                                                          -----------
                                                                            2,179,036

PHARMACEUTICALS 10.34%
--------------------------------------------------------------------------------------
Allergan, Inc.                                                3,000           264,150*
Immtech International, Inc.                                  12,000           225,600*
Pfizer, Inc.                                                 12,900           461,304
Teva Pharmaceutical Industries Ltd., Sponsored ADR            6,500           400,140
                                                                          -----------
                                                                            1,351,194

PRINTING & PUBLISHING 3.41%
--------------------------------------------------------------------------------------
Washington Post Co., Class B                                    485           446,200

RETAIL 6.95%
--------------------------------------------------------------------------------------
Tiffany & Co.                                                 9,000           351,000
Walgreen Co.                                                 11,200           386,176
Weight Watchers International, Inc.                           4,400           171,600*
                                                                          -----------
                                                                              908,776

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                        12,703,021
--------------------------------------------------------------------------------------
  (cost $11,263,826)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 1.66%                                 AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 04/30/04, 0.93%, due 05/03/04,
  repurchase price $217,020, collateralized by U.S.
  Treasury securities held in joint tri-party
  repurchase account (cost $217,003)                       $217,003           217,003

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.85%                                                   12,920,024
--------------------------------------------------------------------------------------
  (cost $11,480,829)
Other assets and liabilities, net 1.15%                                       150,872
                                                                          -----------

NET ASSETS 100%                                                           $13,070,896
                                                                          -----------

See accompanying notes to portfolios of investments.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                     April 30, 2004


COMMON STOCKS AND WARRANTS 91.49%                               SHARES              VALUE

COMMUNICATIONS 23.54%
-------------------------------------------------------------------------------------------
Cesky Telecom a.s., GDR                                      1,234,775       $ 15,533,470
Mobile Telesystems, Sponsored ADR                               87,176          9,411,521
Rostelecom, Sponsored ADR                                      195,325          2,500,160*
Stream Communications Network, Inc.                             30,000             19,800*
Telekomunikacja Polska S.A., GDR                             2,512,037         10,148,630
VimpelCom, Sponsored ADR                                       104,169          9,350,209*
                                                                             ------------
                                                                               46,963,790

COMPUTER SOFTWARE & HARDWARE 3.24%
-------------------------------------------------------------------------------------------
Prokom Software S.A.                                           127,537          6,457,972*

DISTRIBUTION/WHOLESALE 2.31%
-------------------------------------------------------------------------------------------
Central European Distribution Corp.                            150,391          4,609,815*

ELECTRIC SERVICES & UTILITIES 8.13%
-------------------------------------------------------------------------------------------
Ceske Energticke Zavody                                      2,274,417         16,228,209

FINANCIAL SERVICES 27.34%
-------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                     188,232         10,673,952*
Bank Polska Kasa Opieki S.A.                                   162,702          5,073,023
Bank Zachodni WBK S.A.                                         211,712          4,752,826*
Hansabank Ltd.                                                 496,868          3,802,364
Komercni Banka a.s.                                             24,391          2,662,516
Komercni Banka a.s., Sponsored GDR                             108,867          3,931,187
OTP Bank Rt.                                                   224,152          4,175,616
OTP Bank Rt., GDR                                              176,522          6,695,479
Sberbank RF                                                     33,350         12,773,050
                                                                             ------------
                                                                               54,540,013

MEDIA 0.29%
-------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., Class A                32,386            589,425*

METAL MINING 9.38%
-------------------------------------------------------------------------------------------
Ashurst Technology Ltd., Units                                  93,470                  0*
Highland Gold Mining Ltd.                                    1,305,738          5,792,254
JSC MMC Norilsk Nickel, Sponsored ADR                          204,783         12,143,632
Oriel Resources plc                                            585,589            774,107*
                                                                             ------------
                                                                               18,709,993

OIL & GAS EXTRACTION 17.26%
-------------------------------------------------------------------------------------------
Novy Neft Ltd.                                                 300,000          4,365,000*+
Novy Neft Ltd., Warrants (June 2004)                           150,000            385,500*+
Novy Neft II Ltd.                                              300,000          3,285,000*+
Novy Neft II Ltd., Warrants (July 2004)                        115,784             90,312*+
Oao Gazprom, Sponsored ADR                                     177,919          5,497,697

                                                                      27


EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                     April 30, 2004


COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

OIL & GAS EXTRACTION (CONT'D)
-------------------------------------------------------------------------------------------
Sibir Energy plc                                            18,514,068       $  5,978,948*
Sibneft, Sponsored ADR                                         241,302          7,395,906
Slavneft-Megionneftegas                                         77,504          1,404,760*
Surgutneftegaz, Sponsored ADR                                   65,426          2,126,345
YUKOS Oil Co., ADR                                              87,821          3,908,035
                                                                             ------------
                                                                               34,437,503

-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              182,536,720
-------------------------------------------------------------------------------------------
  (cost $172,502,677)

PREFERRED STOCKS 3.91%

COMMUNICATIONS 0.75%
-------------------------------------------------------------------------------------------
Rostelecom, Preferred Stock                                    900,839          1,486,384*

OIL & GAS EXTRACTION 3.16%
-------------------------------------------------------------------------------------------
Surgutneftegaz, Preferred Stock                              3,929,631          1,660,269
Surgutneftegaz, Preferred Stock, Sponsored ADR                  12,058            509,451
Transneft, Preferred Stock                                       4,932          4,142,880
                                                                             ------------
                                                                                6,312,600

-------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                          7,798,984
-------------------------------------------------------------------------------------------
  (cost $5,929,839)

-------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              190,335,704
-------------------------------------------------------------------------------------------

                                                            PRINCIPAL
REPURCHASE AGREEMENT 7.88%                                   AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 04/30/04, 0.93%, due 05/03/04,
  repurchase price $15,729,712, collateralized by
  U.S. Treasury securities held in joint tri-party
  repurchase account (cost $15,728,493)                    $15,728,493         15,728,493

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.28%                                                     206,064,197
-------------------------------------------------------------------------------------------
  (cost $194,161,009)
Other assets and liabilities, net (3.28)%                                      (6,546,524)
                                                                             ------------

NET ASSETS 100%                                                              $199,517,673
                                                                             ------------

See accompanying notes to portfolios of investments.

  NOTES TO PORTFOLIOS OF INVESTMENTS
  (UNAUDITED)                                             April 30, 2004

LEGEND

*    Non-income producing security
+    Affiliated company (see following)
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

JOINT TRI-PARTY REPURCHASE AGREEMENT (SEE ALSO NOTE 1 TO FINANCIAL
STATEMENTS)

The terms of the joint tri-party repurchase agreement and the securities held as collateral at April 30, 2004 were:

Credit Suisse First Boston repurchase agreement, 04/30/04, 0.93%, due
05/03/04:

  Total principal amount: $98,420,860; Total repurchase value:
  $98,428,488

    Collateral:
    $71,720,000 U.S. Treasury Note, 2.875%, 06/30/04
    $22,295,000 U.S. Treasury Note, 6.50%, 05/15/05
    $3,489,000 U.S. Treasury Note, 5.00%, 08/15/11
      (total collateral market value, including accrued interest, of
      $100,391,576)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-adviser. The following is a summary of transactions with each affiliated company during the six-month period ended April 30, 2004.

                                                           SHARES OF AFFILIATED COMPANIES
                                            OCTOBER 31, 2003    ADDITIONS    REDUCTIONS    APRIL 30, 2004
EASTERN EUROPEAN FUND
---------------------------------------------------------------------------------------------------------
Novy Neft Ltd.                                     --            300,000         --           300,000
Novy Neft Ltd., Warrants (June 2004)               --            150,000         --           150,000
Novy Neft II Ltd.                                  --            300,000         --           300,000
Novy Neft II Ltd., Warrants (July 2004)            --            115,784         --           115,784

At April 30, 2004, the value of investments in affiliated companies was $8,125,812, representing 4.07% of net assets, and the total cost was $6,618,148. There were no realized gains or losses on transactions and there was no income earned for the period. In addition, the fund's sub-adviser rebated to the fund $23,598 related to fees they had received from the above affiliates. See further discussion in Note 2 in the Notes to the Financial Statements.

  STATEMENTS OF ASSETS AND LIABILITIES
  (UNAUDITED)                                              April 30, 2004

                               BONNEL GROWTH   MEGATRENDS       EASTERN
                                   FUND           FUND       EUROPEAN FUND

Investments, at identified
 cost                          $ 64,663,686    $11,480,829   $194,161,009
                               ============    ===========   ============
ASSETS
--------------------------------------------------------------------------
Investments, at value:
 Securities of unaffiliated
  issuers                      $ 64,748,140    $12,703,021   $182,209,892
 Securities of affiliated
  issuers                                --             --      8,125,812
 Repurchase agreements            5,247,780        217,003     15,728,493
Cash                                     --        342,905      3,188,753
Receivables:
 Investments sold                 7,133,670        173,196         57,034
 Dividends                           23,037         14,283        317,714
 Interest                               135              6            406
 Capital shares sold                  3,206          5,015      1,226,624
Other assets                         19,455         10,935         14,659
--------------------------------------------------------------------------
TOTAL ASSETS                     77,175,423     13,466,364    210,869,387
--------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------
Payables:
 Investments purchased            2,475,167        342,905     10,792,422
 Capital shares redeemed             54,693          7,750        252,391
 Adviser and affiliates              80,590         13,375        236,579
 Accounts payable and
  accrued expenses                   43,906         31,438         68,713
 Unrealized depreciation on
  foreign currency exchange
  contracts - Note 1 F                   --             --          1,609
--------------------------------------------------------------------------
TOTAL LIABILITIES                 2,654,356        395,468     11,351,714
--------------------------------------------------------------------------

NET ASSETS                     $ 74,521,067    $13,070,896   $199,517,673
                               ============    ===========   ============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------
Paid-in capital                $121,035,005    $13,034,403   $184,332,676
Accumulated net investment
 loss                              (450,753)      (208,183)      (684,024)
Accumulated net realized
 gain (loss) on investments
 and foreign currencies         (51,395,419)    (1,194,420)     3,971,363
Net unrealized appreciation
 of investments and other
 assets and liabilities
 denominated in foreign
 currencies                       5,332,234      1,439,096     11,897,658
                               ------------    -----------   ------------
Net assets applicable to
 capital shares outstanding    $ 74,521,067    $13,070,896   $199,517,673
                               ============    ===========   ============
 Capital shares outstanding;
  an unlimited number of no
  par shares authorized           5,433,499      1,464,889      8,401,080
                               ============    ===========   ============

NET ASSET VALUE,
 PUBLIC OFFERING PRICE,
 REDEMPTION PRICE,
 PER SHARE                     $      13.72    $      8.92   $      23.75
                               ============    ===========   ============

See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS                      For the Six Months Ended
  (UNAUDITED)                                             April 30, 2004

                                BONNEL GROWTH   MEGATRENDS      EASTERN
                                    FUND           FUND      EUROPEAN FUND
NET INVESTMENT
INCOME

INCOME:
--------------------------------------------------------------------------
 Dividends                       $  236,539     $   59,455    $  352,773
 Foreign taxes withheld on
  dividends                             (92)          (640)      (53,711)
                                 ----------     ----------    ----------
  Net dividends                     236,447         58,815       299,062
 Interest and other                  13,410          2,547        55,880
                                 ----------     ----------    ----------
  TOTAL INCOME                      249,857         61,362       354,942

EXPENSES:
--------------------------------------------------------------------------
 Management fees                    407,481         66,482       678,743
 Transfer agent fees and
  expenses                           83,185         12,868        43,674
 Accounting service fees and
  expenses                           20,678         19,891        35,785
 Professional fees                   52,677         18,972        14,955
 Distribution plan expenses          54,600         16,621       135,749
 Custodian fees                      16,232          8,698       112,819
 Shareholder reporting
  expenses                           27,028          5,544         6,756
 Registration fees                   11,341          7,369        12,783
 Trustees' fees and expenses         13,778         13,678        13,778
 Miscellaneous expenses              13,786          7,198        10,215
                                 ----------     ----------    ----------
  Total expenses before
   reductions                       700,786        177,321     1,065,257
 Expenses offset - Notes 1 I, 2        (176)           (24)      (25,518)
                                 ----------     ----------    ----------
  NET EXPENSES                      700,610        177,297     1,039,739

--------------------------------------------------------------------------
NET INVESTMENT LOSS                (450,753)      (115,935)     (684,797)
--------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS
 Realized gain (loss) from:
  Securities                      8,207,203        974,623     4,403,677
  Foreign currency
   transactions                          --             --      (323,198)
                                 ----------     ----------    ----------
  NET REALIZED GAIN               8,207,203        974,623     4,080,479
                                 ----------     ----------    ----------
 Net change in unrealized
  appreciation (depreciation)
  of:
  Investments                    (6,638,585)       334,353     5,702,707
  Other assets and
   liabilities denominated in
   foreign currencies                    --             --        (6,121)
                                 ----------     ----------    ----------
  NET UNREALIZED APPRECIATION
   (DEPRECIATION)                (6,638,585)       334,353     5,696,586
                                 ----------     ----------    ----------
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               1,568,618      1,308,976     9,777,065
--------------------------------------------------------------------------

NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                       $1,117,865     $1,193,041    $9,092,268
                                 ==========     ==========    ==========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS


                                                              BONNEL GROWTH FUND
                                                    ---------------------------------------
                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2004           YEAR ENDED
                                                      (UNAUDITED)          OCTOBER 31, 2003

INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment income (loss)                      $  (450,753)           $  (853,826)
    Net realized gain                                   8,207,203              2,960,005
    Net unrealized appreciation (depreciation)         (6,638,585)             9,750,306
                                                      -----------            -----------
        NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                 1,117,865             11,856,485

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                 --                     --
    From net capital gains                                     --                     --
                                                      -----------            -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    --                     --

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                           8,188,506             12,085,869
    Distributions reinvested                                   --                     --
    Proceeds from short-term trading fees                   3,332                  7,449
                                                      -----------            -----------
                                                        8,191,838             12,093,318
    Cost of shares redeemed                           (17,205,334)           (20,762,829)
                                                      -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                (9,013,496)            (8,669,511)

-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (7,895,631)             3,186,974
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                    82,416,698             79,229,724

-------------------------------------------------------------------------------------------
END OF PERIOD                                         $74,521,067            $82,416,698
-------------------------------------------------------------------------------------------

Accumulated net investment income (loss), end of
 period                                               $  (450,753)           $        --
                                                      ===========            ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                           590,205              1,033,393
    Shares reinvested                                          --                     --
    Shares redeemed                                    (1,239,058)            (1,787,006)
                                                      -----------            -----------
        NET SHARE ACTIVITY                               (648,853)              (753,613)
                                                      ===========            ===========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           EASTERN
                                                              MEGATRENDS FUND                           EUROPEAN FUND
                                                  -------------------------------------     -------------------------------------
                                                  SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                   APRIL 30, 2004         YEAR ENDED         APRIL 30, 2004         YEAR ENDED
                                                    (UNAUDITED)        OCTOBER 31, 2003       (UNAUDITED)        OCTOBER 31, 2003

INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                    $  (115,935)         $  (232,971)         $   (684,797)        $   180,790
    Net realized gain                                   974,623              657,349             4,080,479           3,825,340
    Net unrealized appreciation (depreciation)          334,353            2,108,404             5,696,586           5,303,490
                                                    -----------          -----------          ------------         -----------
        NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                               1,193,041            2,532,782             9,092,268           9,309,620

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                         (177,824)             (63,282)             (166,901)                 --
    From net capital gains                                   --                   --            (3,100,842)                 --
                                                    -----------          -----------          ------------         -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (177,824)             (63,282)           (3,267,743)                 --

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                           820,521            1,115,407           181,429,380          47,279,029
    Distributions reinvested                            169,914               60,903             3,227,765                  --
    Proceeds from short-term trading fees                   166                  801               197,368              96,193
                                                    -----------          -----------          ------------         -----------
                                                        990,601            1,177,111           184,854,513          47,375,222
    Cost of shares redeemed                          (1,312,052)          (2,157,701)          (42,109,073)        (14,432,962)
                                                    -----------          -----------          ------------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                (321,451)            (980,590)          142,745,440          32,942,260

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   693,766            1,488,910           148,569,965          42,251,880
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                  12,377,130           10,888,220            50,947,708           8,695,828

---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                       $13,070,896          $12,377,130          $199,517,673         $50,947,708
---------------------------------------------------------------------------------------------------------------------------------

Accumulated net investment income (loss), end of
 period                                             $  (208,183)         $    85,576          $   (684,024)        $   167,674
                                                    ===========          ===========          ============         ===========

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                          91,802              156,566             7,380,953           2,832,881
    Shares reinvested                                    19,308                9,472               157,914                  --
    Shares redeemed                                    (145,986)            (310,852)           (1,759,108)           (894,451)
                                                    -----------          -----------          ------------         -----------
        NET SHARE ACTIVITY                              (34,876)            (144,814)            5,779,759           1,938,430
                                                    ===========          ===========          ============         ===========



  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                 April 30, 2004


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

U.S. Global Accolade Funds (Trust), consisting of three separate funds (funds), is organized as a Massachusetts business trust. Each fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Bonnel Growth and MegaTrends Funds are diversified; Eastern European Fund is non-diversified.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A. SECURITY VALUATIONS
The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the board of trustees.

For securities traded on international exchanges, if events which may materially affect the value of the fund's securities occur after the close of the primary exchange and before the fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the board of trustees.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

The funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                 April 30, 2004


C. REPURCHASE AGREEMENTS
The funds may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

D. OPTIONS
Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There was no activity in options written or purchased for the six months ended April 30, 2004.

E. FOREIGN CURRENCY TRANSACTIONS
Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from

  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                April 30, 2004


 unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                 FOREIGN     IN EXCHANGE   SETTLEMENT              UNREALIZED      UNREALIZED
  FUND      CONTRACT             CURRENCY      FOR USD        DATE      VALUE     APPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------------------

  Eastern European
      PURCHASES:
      Hungarian Forint          97,215,838    $465,370      05/04/04   $463,761       $ --          $(1,609)

G. FEDERAL INCOME TAXES
The funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the fund's understanding of the tax rules and regulations in the foreign markets.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The funds generally pay income dividends and distribute capital gains, if any, annually.

I. EXPENSES
Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

J. SHORT-TERM TRADING (REDEMPTION) FEES
Shares held in Bonnel Growth and MegaTrends Funds less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in Eastern European Fund less than 180 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

K. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                  April 30, 2004


disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

     U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through May 31, 2005, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling shareholder of the Adviser.

     For the services of the Adviser, each fund pays a management fee at an annual rate of 1.00% for Bonnel Growth Fund and MegaTrends Fund and 1.25% for Eastern European Fund based on their average net assets. Fees are accrued daily and paid monthly.

     For each fund, the Adviser has contracted with and compensates sub-advisers to serve in the execution of the Adviser's investment responsibilities as follows:

       Bonnel Growth Fund                   Bonnel, Inc.
       MegaTrends Fund                      Leeb Capital Management, Inc.
       Eastern European Fund                Charlemagne Capital (IOM)
                                              Limited

     Effective June 1, 2004, Bonnel, Inc. no longer provides sub-advisory services to Bonnel Growth Fund. See further discussion in Note 7.

     The sub-adviser of Eastern European Fund, Charlemagne Capital (IOM) Limited (Charlemagne), provides advisory services to other mutual funds, two of which Eastern European Fund has invested in, Novy Neft Ltd. and Novy Neft II Ltd. Charlemagne has rebated to Eastern European Fund $23,598 during the six months ended April 30, 2004, representing the portion of management fees paid by the two funds to Charlemagne based on the Eastern European Fund's investment. This amount is reflected as an offset to expenses on the Statement of Operations.

     United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is transfer agent for the funds. Each fund pays an annual fee based on the number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Additionally, the Adviser is reimbursed for in-house legal services pertaining to each fund. Brown Brothers Harriman & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the funds.

  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                April 30, 2004


     Each fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each fund's shares. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued in current or future periods, so long as the 0.25% annual limitation is never exceeded. The amount of unreimbursed expenditures which will be carried over to future periods is $0, $9,583, and $141,614 for the Bonnel Growth, MegaTrends and Eastern European Funds, respectively. The funds are not legally obligated to pay any unreimbursed expenses if the distribution plan is terminated or not renewed.

     During the six months ended April 30, 2004, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $20,310 for mailing services provided to the funds.

     The three independent trustees each receive $8,000 annually as compensation for serving on the board, plus $2,000 for each quarterly meeting attended, plus special meeting fees. The Chairman of the Audit Committee receives additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the board.

NOTE 3: INVESTMENTS

     Purchases and sales of long-term securities for the six months ended April 30, 2004, are summarized as follows:

       FUND                                    PURCHASES        SALES
  ----------------------------------------------------------------------
  Bonnel Growth                               $ 72,482,780   $89,440,183
  MegaTrends                                     4,454,952     5,418,144
  Eastern European                             162,726,764    30,072,301

     Eastern European Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                 April 30, 2004


NOTE 4: TAX INFORMATION

     The following  table  presents the income tax basis of securities  owned at
     April  30,  2004,   and  the  tax  basis   components  of  net   unrealized
     appreciation:

                                                  GROSS          GROSS
                                  AGGREGATE     UNREALIZED     UNREALIZED    NET UNREALIZED
       FUND                        TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
  -----------------------------------------------------------------------------------------
  Bonnel Growth                  $ 64,663,686  $ 6,436,832     $1,104,598      $ 5,332,234
  MegaTrends                       11,480,829    1,649,294        210,099        1,439,195
  Eastern European                194,161,009   16,562,064      4,658,876       11,903,188

     MegaTrends Fund paid a distribution of $177,824 during the six months ended April 30, 2004 and $63,282 during the fiscal year ended October 31, 2003. These distributions were taxable as ordinary income to shareholders.

     Eastern European Fund paid a distribution of $3,267,743 during the six months ended April 30, 2004, of which $2,386,389 was taxable as ordinary income to shareholders and $881,354 was taxable as long-term capital gains.

     Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of October 31, 2003, are as follows:

                                                       EXPIRATION DATE
                                            --------------------------------------
       FUND                                  10/31/09       10/31/10     10/31/11
  --------------------------------------------------------------------------------
  Bonnel Growth                             $58,562,559    $1,040,063     $    --
  MegaTrends                                         --     2,103,602      65,441
  Eastern European                                   --            --          --

NOTE 5: CREDIT ARRANGEMENTS

     Each of the U.S. Global Accolade Funds, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Accolade Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at April 30, 2004.

  NOTES TO FINANCIAL STATEMENTS
  (UNAUDITED)                                                April 30, 2004


NOTE 6: SHARES OF BENEFICIAL INTEREST

     At April 30, 2004, individual shareholders holding more than 5% of outstanding shares comprised 6.71% of Eastern European Fund.

NOTE 7: SUBSEQUENT EVENT

     Bonnel, Inc., the sub-adviser of Bonnel Growth Fund, will no longer provide investment advisory services to the fund after May 31, 2004, so that its portfolio manager can take a sabbatical from the money management business. On May 26, 2004, the trustees approved the Adviser to manage the fund, effective June 1, 2004. The fund was renamed Holmes Growth Fund, effective June 1, 2004.

  FINANCIAL HIGHLIGHTS

BONNEL GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                         SIX MONTHS
                                            ENDED
                                          APRIL 30,                  YEAR ENDED OCTOBER 31,
                                            2004       --------------------------------------------------
                                         (UNAUDITED)    2003      2002       2001       2000       1999

NET ASSET VALUE, BEGINNING OF PERIOD        $13.55      $11.59    $12.92     $29.01     $25.17     $16.18
---------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                         (.08)       (.14)     (.15)      (.13)      (.38)      (.30)
  Net realized and unrealized gain
   (loss)                                      .25        2.10     (1.18)     (9.48)      7.97       9.87
                                           -------     -------   -------   --------   --------   --------
  Total from investment activities             .17        1.96     (1.33)     (9.61)      7.59       9.57
                                           -------     -------   -------   --------   --------   --------
Distributions
  From net investment income                    --          --        --         --         --         --
  From net realized gains                       --          --        --      (6.48)     (3.75)      (.58)
                                           -------     -------   -------   --------   --------   --------
  Total distributions                           --          --        --      (6.48)     (3.75)      (.58)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $13.72      $13.55    $11.59     $12.92     $29.01     $25.17
---------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
 fees) (a)                                    1.25%      16.91%   (10.29)%   (40.55)%    32.81%     60.85%
Ratios to Average Net Assets (b):
  Net investment loss                        (1.11)%     (1.12)%   (1.09)%     (.73)%    (1.10)%    (1.41)%
  Total expenses                              1.72%       1.78%     1.78%      1.77%      1.55%      1.77%
  Expenses reimbursed or offset                 --          --        --         --       (.01)%       --
  Net expenses                                1.72%       1.78%     1.78%      1.77%      1.54%      1.77%
Portfolio Turnover Rate                         93%        545%      383%       338%       283%       197%

Net assets, end of period (in
 thousands)                                $74,521     $82,417   $79,230   $100,491   $212,281   $133,949

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.


  FINANCIAL HIGHLIGHTS

MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                        SIX MONTHS
                                           ENDED
                                         APRIL 30,                YEAR ENDED OCTOBER 31,
                                           2004       -----------------------------------------------
                                        (UNAUDITED)    2003      2002      2001      2000      1999

NET ASSET VALUE, BEGINNING OF PERIOD        $8.25       $6.62     $9.20    $12.37    $10.76    $11.35
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                        (.08)       (.18)     (.14)     (.14)     (.08)     (.01)
  Net realized and unrealized gain
   (loss)                                     .87        1.85     (1.69)    (1.83)     2.74      1.27
                                          -------     -------   -------   -------   -------   -------
  Total from investment activities            .79        1.67     (1.83)    (1.97)     2.66      1.26
                                          -------     -------   -------   -------   -------   -------
Distributions
  From net investment income                 (.12)       (.04)       --        --        --        --
  From net realized gains                      --          --      (.75)    (1.20)    (1.05)    (1.85)
                                          -------     -------   -------   -------   -------   -------
  Total distributions                        (.12)       (.04)     (.75)    (1.20)    (1.05)    (1.85)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $8.92       $8.25     $6.62     $9.20    $12.37    $10.76
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
 fees) (a)                                   9.57%      25.38%   (22.15)%  (17.40)%   27.17%    12.85%
Ratios to Average Net Assets (b):
  Net investment loss                       (1.74)%     (2.12)%   (1.83)%   (1.25)%    (.67)%    (.05)%
  Total expenses                             2.67%       3.07%     2.70%     2.37%     2.32%     2.17%
  Expenses reimbursed or offset                --          --        --        --      (.01)%      --
  Net expenses                               2.67%       3.07%     2.70%     2.37%     2.31%     2.17%
Portfolio Turnover Rate                        35%         96%       87%      109%      168%       76%

Net assets, end of period (in
 thousands)                               $13,071     $12,377   $10,888   $14,232   $17,776   $17,453

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.

42

  FINANCIAL HIGHLIGHTS

EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                         SIX MONTHS
                                            ENDED
                                          APRIL 30,              YEAR ENDED OCTOBER 31,
                                            2004       -------------------------------------------
                                         (UNAUDITED)    2003      2002     2001     2000     1999

NET ASSET VALUE, BEGINNING OF PERIOD        $19.44      $12.73    $9.22    $8.82    $8.66    $8.02
--------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                (.08)        .07     (.31)    (.38)    (.55)    (.23)
  Net realized and unrealized gain            5.51        6.64     3.82      .78      .71      .87
                                          --------     -------   ------   ------   ------   ------
  Total from investment activities            5.43        6.71     3.51      .40      .16      .64
                                          --------     -------   ------   ------   ------   ------
Distributions
  From net investment income                  (.06)         --       --       --       --       --
  From net realized gains                    (1.06)         --       --       --       --       --
                                          --------     -------   ------   ------   ------   ------
  Total distributions                        (1.12)         --       --       --       --       --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $23.75      $19.44   $12.73    $9.22    $8.82    $8.66
--------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
  fees) (a)                                  28.84%      52.71%   38.07%    4.54%    1.85%    7.98%
Ratios to Average Net Assets (b):
  Net investment income (loss)               (1.26)%       .81%   (2.77)%  (4.03)%  (4.37)%  (2.38)%
  Total expenses                              1.96%       2.90%    4.64%    6.43%    5.14%    4.36%
  Expenses reimbursed or offset               (.05)%        --     (.01)%     --     (.01)%   (.01)%
  Net expenses                                1.91%       2.90%    4.63%    6.43%    5.13%    4.35%
Portfolio Turnover Rate                         30%        109%     214%      58%      30%      29%

Net assets, end of period (in
 thousands)                               $199,518     $50,948   $8,696   $3,762   $4,046   $5,210


(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.

                                                                      43

ITEM 2. CODE OF ETHICS.
Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS
Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.
(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no change in the registrant's internal control over financial reporting that occurred in the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)   Not applicable.
(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(a)(3)   Not applicable
(b) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL ACCOLADE FUNDS




By:      /s/Frank E. Holmes
        -------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    July 7, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/Frank E. Holmes
        -------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    July 7, 2004




By:      /s/Tracy C. Peterson
        ---------------------
         Tracy C. Peterson
         Treasurer
Date:    July 7, 2004